SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Customer 1	$ 8,985	$ 0
Customer 2	1,232	0
Customer 3	844	0
Customer 4	(11)	29
Total Revenue From Mining Operations	$ 11,050	$ 29